Investment Risks	Feb. 23, 2026
Navigator Tactical Fixed Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Affiliated Fund Risk – Affiliated fund risk arises because the Adviser invests in Underlying Funds also managed by the Adviser for the Fund. The Adviser is subject to potential conflicts of interest as a result of investing in affiliated Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

●	CDS Risk – CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involve investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

●	CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers that may take large positions in credit default swaps. The failure of such a buyer could materially and adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

●	Equity Securities Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of their issuers, change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●	Fixed Income Risk – Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). A rise in interest rates may result in a decline in the value of the fixed income investments held by the Fund.

○	Foreign Investment Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Foreign Currency Risk – Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

●	Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

●	Hedging Risk – When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

●	High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

●	Interest Rate Risk – The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The Adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various asset classes, and the Fund may hold a high percentage of either high-yield bonds or cash equivalents during certain periods, or for an extended period.

●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

●	Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Quantitative Model Risk – The success of the Fund’s investment strategy depends largely upon the effectiveness of the Adviser’s quantitative model. A quantitative model requires adherence to a systematic, disciplined process. The Adviser’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect the value of an asset class can change over time, and these changes may not be reflected in the quantitative model.

●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and riskier than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

●	Small and Medium Company Capitalization Risk – Small and medium-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, equity or fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

●	Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●	Swaption Risk – A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Fund’s loss may exceed the option premium received by the Fund.

●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○	Inverse ETF Risk – Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Navigator Tactical Fixed Income Fund | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Fund Risk – Affiliated fund risk arises because the Adviser invests in Underlying Funds also managed by the Adviser for the Fund. The Adviser is subject to potential conflicts of interest as a result of investing in affiliated Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Navigator Tactical Fixed Income Fund | C D S Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDS Risk – CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involve investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

Navigator Tactical Fixed Income Fund | C D X Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers that may take large positions in credit default swaps. The failure of such a buyer could materially and adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

Navigator Tactical Fixed Income Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

Navigator Tactical Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

Navigator Tactical Fixed Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of their issuers, change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Navigator Tactical Fixed Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk – Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). A rise in interest rates may result in a decline in the value of the fixed income investments held by the Fund.

○	Foreign Investment Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Navigator Tactical Fixed Income Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Investment Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Navigator Tactical Fixed Income Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk – Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

Navigator Tactical Fixed Income Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

Navigator Tactical Fixed Income Fund | Government Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Navigator Tactical Fixed Income Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk – When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

Navigator Tactical Fixed Income Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Navigator Tactical Fixed Income Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

Navigator Tactical Fixed Income Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

Navigator Tactical Fixed Income Fund | Leverage Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Navigator Tactical Fixed Income Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The Adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various asset classes, and the Fund may hold a high percentage of either high-yield bonds or cash equivalents during certain periods, or for an extended period.

Navigator Tactical Fixed Income Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Navigator Tactical Fixed Income Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

Navigator Tactical Fixed Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

Navigator Tactical Fixed Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Navigator Tactical Fixed Income Fund | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Model Risk – The success of the Fund’s investment strategy depends largely upon the effectiveness of the Adviser’s quantitative model. A quantitative model requires adherence to a systematic, disciplined process. The Adviser’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect the value of an asset class can change over time, and these changes may not be reflected in the quantitative model.

Navigator Tactical Fixed Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Navigator Tactical Fixed Income Fund | Short Selling And Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and riskier than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Navigator Tactical Fixed Income Fund | Small And Medium Company Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Company Capitalization Risk – Small and medium-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, equity or fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

Navigator Tactical Fixed Income Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Navigator Tactical Fixed Income Fund | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

Navigator Tactical Fixed Income Fund | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Navigator Tactical Fixed Income Fund | Swaption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swaption Risk – A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Fund’s loss may exceed the option premium received by the Fund.

Navigator Tactical Fixed Income Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○	Inverse ETF Risk – Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Navigator Tactical Fixed Income Fund | Inverse E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Inverse ETF Risk – Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Navigator Ultra Short Bond Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Asset-Backed Securities Risk – Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

●	CDS Risk –CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

●	CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers may take large positions in credit default swaps, and the failure of such a buyer could materially adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

●	Emerging Markets Risk – Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Fixed Income Risk – The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

●	Floating Rate Risk – Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall

●	Foreign Investment Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

○	Foreign Currency Risk – Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

●	Hedging Risk – When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

●	High Yield Bond Risk – Lower-quality bonds, known as high yield bonds or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk – The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect.

●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Mortgage-Backed Security Risk – When the Fund invests in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. RMBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Any unrealized losses the Fund experiences with respect to its RMBS and CMBS investments may be an indication of future realized losses. Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○	Inverse Fund Risk – Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

●	U.S. Government Securities Risk – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Navigator Ultra Short Bond Fund | C D S Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDS Risk –CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

Navigator Ultra Short Bond Fund | C D X Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers may take large positions in credit default swaps, and the failure of such a buyer could materially adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

Navigator Ultra Short Bond Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

Navigator Ultra Short Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

Navigator Ultra Short Bond Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk – The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Navigator Ultra Short Bond Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

○	Foreign Currency Risk – Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

Navigator Ultra Short Bond Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Currency Risk – Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

Navigator Ultra Short Bond Fund | Government Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Navigator Ultra Short Bond Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk – When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

Navigator Ultra Short Bond Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Bond Risk – Lower-quality bonds, known as high yield bonds or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Navigator Ultra Short Bond Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

Navigator Ultra Short Bond Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

Navigator Ultra Short Bond Fund | Leverage Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Navigator Ultra Short Bond Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect.

Navigator Ultra Short Bond Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Navigator Ultra Short Bond Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

Navigator Ultra Short Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

Navigator Ultra Short Bond Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Navigator Ultra Short Bond Fund | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Navigator Ultra Short Bond Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○	Inverse Fund Risk – Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Navigator Ultra Short Bond Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset-Backed Securities Risk – Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

Navigator Ultra Short Bond Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk – Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Navigator Ultra Short Bond Fund | Floating Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Floating Rate Risk – Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall

Navigator Ultra Short Bond Fund | Mortgage Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed Security Risk – When the Fund invests in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. RMBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Any unrealized losses the Fund experiences with respect to its RMBS and CMBS investments may be an indication of future realized losses. Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

Navigator Ultra Short Bond Fund | Inverse Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Inverse Fund Risk – Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Navigator Ultra Short Bond Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Navigator Tactical Investment Grade Bond Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	CDS Risk – CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

●	CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers may take large positions in credit default swaps, and the failure of such a buyer could materially adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

●	Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●	Fixed Income Risk – The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

●	Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk – When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

●	High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

●	Interest Rate Risk – The value of the Funds may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, , and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Management Style Risk – The adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various asset classes, and the Fund may hold a high percentage of either investment grade securities or cash equivalents during certain periods, or for an extended period.

●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks, a worldwide pandemic, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Non-U.S. Issuers Risk – The Fund may have exposure to U.S. dollar-denominated bonds of non-U.S. corporate issuers as a result of its investment in other ETFs and mutual funds. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the securities issued by non-U.S. issuers held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Securities issued by non-U.S. issuers may also be less liquid than, and more difficult to value than, securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

●	Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Quantitative Model Risk – The success of the Fund’s investment strategy depends largely upon the effectiveness of the Adviser’s quantitative model. A quantitative model requires adherence to a systematic, disciplined process. The Adviser’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect the value of an asset class can change over time, and these changes may not be reflected in the quantitative model.

●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more-risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

●	Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○	Inverse ETF Risk – Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Navigator Tactical Investment Grade Bond Fund | C D S Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDS Risk – CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

Navigator Tactical Investment Grade Bond Fund | C D X Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers may take large positions in credit default swaps, and the failure of such a buyer could materially adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

Navigator Tactical Investment Grade Bond Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

Navigator Tactical Investment Grade Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

Navigator Tactical Investment Grade Bond Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Navigator Tactical Investment Grade Bond Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk – The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

Navigator Tactical Investment Grade Bond Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

Navigator Tactical Investment Grade Bond Fund | Government Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Navigator Tactical Investment Grade Bond Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk – When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

Navigator Tactical Investment Grade Bond Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Navigator Tactical Investment Grade Bond Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – The value of the Funds may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

Navigator Tactical Investment Grade Bond Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, , and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

Navigator Tactical Investment Grade Bond Fund | Leverage Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Navigator Tactical Investment Grade Bond Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Style Risk – The adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various asset classes, and the Fund may hold a high percentage of either investment grade securities or cash equivalents during certain periods, or for an extended period.

Navigator Tactical Investment Grade Bond Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks, a worldwide pandemic, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Navigator Tactical Investment Grade Bond Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

Navigator Tactical Investment Grade Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

Navigator Tactical Investment Grade Bond Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Navigator Tactical Investment Grade Bond Fund | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Model Risk – The success of the Fund’s investment strategy depends largely upon the effectiveness of the Adviser’s quantitative model. A quantitative model requires adherence to a systematic, disciplined process. The Adviser’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect the value of an asset class can change over time, and these changes may not be reflected in the quantitative model.

Navigator Tactical Investment Grade Bond Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Navigator Tactical Investment Grade Bond Fund | Short Selling And Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more-risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Navigator Tactical Investment Grade Bond Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Navigator Tactical Investment Grade Bond Fund | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

Navigator Tactical Investment Grade Bond Fund | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Navigator Tactical Investment Grade Bond Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○	Inverse ETF Risk – Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Navigator Tactical Investment Grade Bond Fund | Inverse E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Inverse ETF Risk – Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Navigator Tactical Investment Grade Bond Fund | Non U S Issuers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Issuers Risk – The Fund may have exposure to U.S. dollar-denominated bonds of non-U.S. corporate issuers as a result of its investment in other ETFs and mutual funds. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the securities issued by non-U.S. issuers held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Securities issued by non-U.S. issuers may also be less liquid than, and more difficult to value than, securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Navigator Tactical U.S. Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	CDS Risk – CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

●	Equity Securities Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●	Fixed Income Risk – The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

●	Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk – When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

●	High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

●	Interest Rate Risk – Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.

●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Large Capitalization Stock Risk – Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks, a worldwide pandemic, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various asset classes, and the Fund may hold a high percentage of either U.S. equity securities or cash equivalents during certain periods, or for an extended period.

●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

●	Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Quantitative Model Risk – The success of the Fund’s investment strategy depends largely upon the effectiveness of the Adviser’s quantitative model. A quantitative model requires adherence to a systematic, disciplined process. The Adviser’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect the value of an asset class can change over time, and these changes may not be reflected in the quantitative model.

●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more-risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

●	Small and Medium Company Capitalization Risk – Small and medium-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, equity or fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

●	Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

Navigator Tactical U.S. Allocation Fund | C D S Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CDS Risk – CDS are a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

Navigator Tactical U.S. Allocation Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

Navigator Tactical U.S. Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

Navigator Tactical U.S. Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Navigator Tactical U.S. Allocation Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk – The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

Navigator Tactical U.S. Allocation Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk – The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

Navigator Tactical U.S. Allocation Fund | Government Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Entities Risk – The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Navigator Tactical U.S. Allocation Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk – When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

Navigator Tactical U.S. Allocation Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Navigator Tactical U.S. Allocation Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.

Navigator Tactical U.S. Allocation Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, and the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, reputation or reduced demand for the issuer’s goods or services.

Navigator Tactical U.S. Allocation Fund | Leverage Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage/Volatility Risk – The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Navigator Tactical U.S. Allocation Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The adviser’s proprietary modeling process may incorrectly measure or predict the relative strength or momentum of various asset classes, and the Fund may hold a high percentage of either U.S. equity securities or cash equivalents during certain periods, or for an extended period.

Navigator Tactical U.S. Allocation Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks, a worldwide pandemic, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Navigator Tactical U.S. Allocation Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk – The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

Navigator Tactical U.S. Allocation Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

Navigator Tactical U.S. Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk – Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Navigator Tactical U.S. Allocation Fund | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Quantitative Model Risk – The success of the Fund’s investment strategy depends largely upon the effectiveness of the Adviser’s quantitative model. A quantitative model requires adherence to a systematic, disciplined process. The Adviser’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect the value of an asset class can change over time, and these changes may not be reflected in the quantitative model.

Navigator Tactical U.S. Allocation Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Navigator Tactical U.S. Allocation Fund | Short Selling And Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Selling and Short Position Risk – The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more-risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Navigator Tactical U.S. Allocation Fund | Small And Medium Company Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Company Capitalization Risk – Small and medium-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, equity or fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

Navigator Tactical U.S. Allocation Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Navigator Tactical U.S. Allocation Fund | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

Navigator Tactical U.S. Allocation Fund | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Navigator Tactical U.S. Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

Navigator Tactical U.S. Allocation Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Stock Risk – Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.